Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Proprietary Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 321,000	$ 321,000
Accumulated Amortization	(214,000)	(107,000)
Net	107,000	214,000
Total Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis	321,000	321,000
Accumulated Amortization	(214,000)	(107,000)
Net	$ 107,000	$ 214,000